November 28, 2000

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Rule 497(j)
         The Matterhorn Growth Fund, Inc.
         (File Nos. 2-67610 and 811-3054)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Matterhorn Growth Fund, Inc. (the "Corporation"), does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on October 27, 2000.

     If you have any questions, please do not hesitate to call me at (626) 852-1033.

                               Very truly yours,

                               /s/ Mel de Leon
                               Mutual Fund Administrator